Label	Element	Value
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with environmental, social, and governance (ESG) metrics. The model assigns each security a financial metrics score and an ESG score that are combined on an equal basis to create an overall score.
To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The portfolio managers utilize internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and/or remaining ESG data merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.
Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities of large capitalization companies. Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock. For purposes of this 80% test, the fund defines large capitalization companies as those that are in the capitalization range of the S&P 500® Index. Though market capitalization may change from time to time, as of September 30, 2024, the total market capitalization range of the S&P 500® Index was approximately $4.9 billion to $3.5 trillion.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
When determining whether to sell a security, the portfolio managers consider among other things, a security’s price, whether a security’s risk parameters outweigh its return opportunities, general market conditions, and whether the security meets their ESG criteria.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund will invest at least 80% of its net assets in equity securities of large capitalization companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2020): 21.24% Lowest Performance Quarter (1Q 2020):-18.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | ESG Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ESG Risk – Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not use ESG metrics. ESG considerations may prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for securities, if the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.

American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Style Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Style Risk – If at any time the market is not favoring the fund’s investment process, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund's transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
Annual Return 2014	rr_AnnualReturn2014	14.07%
Annual Return 2015	rr_AnnualReturn2015	(1.67%)
Annual Return 2016	rr_AnnualReturn2016	8.99%
Annual Return 2017	rr_AnnualReturn2017	25.79%
Annual Return 2018	rr_AnnualReturn2018	(5.50%)
Annual Return 2019	rr_AnnualReturn2019	33.82%
Annual Return 2020	rr_AnnualReturn2020	19.27%
Annual Return 2021	rr_AnnualReturn2021	28.60%
Annual Return 2022	rr_AnnualReturn2022	(19.53%)
Annual Return 2023	rr_AnnualReturn2023	24.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.99%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.20%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.68%
5 Years	rr_AverageAnnualReturnYear05	15.14%
10 Years	rr_AverageAnnualReturnYear10	11.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	12.47%
10 Years	rr_AverageAnnualReturnYear10	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.45%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	11.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | Y CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFYDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
Label	rr_AverageAnnualReturnLabel	Y Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.65%
5 Years	rr_AverageAnnualReturnYear05	15.86%
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,773
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	564
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,906
Label	rr_AverageAnnualReturnLabel	C Class1 Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	22.98%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.31%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2004	[2]
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	410
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.60%
5 Years	rr_AverageAnnualReturnYear05	14.88%
10 Years	rr_AverageAnnualReturnYear10	10.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | R5 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFDGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.59%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Label	rr_AverageAnnualReturnLabel	R5 Class2 Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	24.44%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.76%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[3]
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFEDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
Label	rr_AverageAnnualReturnLabel	R6 Class3 Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	24.65%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2019	[4]
American Century Mutual Funds, Inc | LARGE CAP EQUITY FUND | G CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFEGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	25.18%
Since Inception	rr_AverageAnnualReturnSinceInception	13.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2019

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	C Class shares automatically convert to A Class shares after approximately eight years. All returns for periods greater than eight years reflect this conversion.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.
[4]	Historical performance for the R6 Class prior to its inception is based on the performance of Y Class shares, which have the same expenses as the R6 Class shares. Since inception performance for the R6 Class is based on the Y Class inception date.
[5]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.